IMPAIRMENT, RESTRUCTURING CHARGES AND OTHER RELATED CLOSURE COSTS	12 Months Ended
Dec. 31, 2012
IMPAIRMENT, RESTRUCTURING CHARGES AND OTHER RELATED CLOSURE COSTS
19.	IMPAIRMENT, RESTRUCTURING CHARGES AND OTHER RELATED CLOSURE COSTS

Impairment, restructuring charges and other related closure costs incurred in 2012, 2011, and 2010 are summarized as follows:

Year ended December 31, 2012	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Manufacturing restructuring plan	(21)	—	(2)	(23)
ST-Ericsson restructuring plan	—	(1)	—	(1)
ST-Ericsson cost savings plan	—	(10)	(10)	(20)
ST-Ericsson April 2012 restructuring plan	(2)	(60)	(4)	(66)
ST-Ericsson exit	(544)	—		(544)
Digital restructuring plan	(7)	(13)	—	(20)
Annual impairment test	(694)	—	—	(694)
Other restructuring initiatives	—	—	(8)	(8)
Total	(1,268)	(84)	(24)	(1,376)

Year ended December 31, 2011	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Manufacturing restructuring plan	(3)	(13)	(21)	(37)
ST-Ericsson restructuring plan	(1)	(3)	(3)	(7)
ST-Ericsson cost savings plan	—	(26)	—	(26)
Other restructuring initiatives	—	(1)	(4)	(5)

Total	(4)	(43)	(28)	(75)

Year ended December 31, 2010	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Manufacturing restructuring plan	(1)	(15)	(11)	(27)
ST-Ericsson restructuring plan	(10)	(59)	(5)	(74)
Other restructuring initiatives	—	(1)	(2)	(3)
Total	(11)	(75)	(18)	(104)

Impairment charges

In 2012, the Company recorded impairment charges of $1,268 million corresponding primarily to:

•

$1,234 million on Wireless goodwill and other intangible assets of which $690 million impairment on Wireless goodwill as part of the annual impairment test performed during the third quarter and $544 million impairment on Wireless goodwill and other intangible assets recorded in December following the Company’s decision to exit ST-Ericsson, as described in Note 8 and Note 9. The $1,234 million amount is composed of an impairment charge of $922 million on Wireless goodwill, $261 million impairment on Wireless customer relationships, $45 million impairment on Wireless capitalized software and $6 million impairment on acquired technology;

•	$21 million impairment on the Carrollton building and facilities;

•	$7 million impairment charges on intangibles for which no alternative future use was identified within the Company, as part of the Digital restructuring plan;

•	$4 million impairment on certain intangibles as part of the annual impairment test; and

•	$2 million impairment charges primarily related to long-lived assets with no alternative future use within the Company.

In 2011, the Company recorded impairment charges of $4 million primarily related to long-lived assets for which no alternative future use was identified within the Company.

In 2010, the Company recorded impairment charges for $11 million primarily related to long-lived assets with no alternative future use within the Company, pursuant to the termination of certain lease contracts.

Restructuring charges and other related closure costs

The Company is currently engaged in five major restructuring plans, the ST-Ericsson exit, the Digital restructuring plan, the ST-Ericsson April 2012 restructuring plan, the ST-Ericsson cost savings plan and the ST-Ericsson restructuring plan which are described hereafter.

In December 2012, the Company announced its new strategic plan. As part of its new strategic plan, the Company has taken the decision to exit ST-Ericsson after a transition period (the “ST-Ericsson exit”).

In October 2012, the Company announced a new savings plan (the “Digital restructuring plan”) designed to achieve $150 million in annual savings upon completion by the end of 2013. The restructuring plan may affect up to 500 jobs, including contractors and attritions.

In April 2012, ST-Ericsson announced a restructuring plan (the “ST-Ericsson April 2012 restructuring plan”) aimed at reducing its workforce by 1,700 employees worldwide including attritions and employee transfers. This restructuring plan has been combined with its ongoing cost savings plan formerly announced in June 2011.

In June 2011, ST-Ericsson announced a restructuring plan (the “ST-Ericsson cost savings plan”) aimed at achieving $120 million of annualized savings by end of 2012. The main action included in this restructuring plan was a reduction in workforce of 500 employees worldwide.

In April 2009, ST-Ericsson announced a restructuring plan (the “ST-Ericsson restructuring plan”). The main actions included in the restructuring plan were a re-alignment of product roadmaps to create a more agile and cost-efficient R&D organization and a reduction in workforce of 1,200 worldwide to reflect further integration activities following the merger. On December 3, 2009, ST-Ericsson expanded its restructuring plan, targeting additional annualized savings in operating expenses and spending, along with an extensive R&D efficiency program.

In 2012, the Company incurred restructuring charges and other related closures costs for $108 million relating primarily to:

•

$64 million for the ST-Ericsson April 2012 restructuring plan composed of $60 million employee termination benefits and $4 million other closure costs mainly related to lease contract terminations pursuant to the closure of certain locations;

•

$20 million for the ST-Ericsson cost savings plan primarily related to employee termination benefits and lease contract termination costs recorded at cease-use date pursuant to the closure of certain locations;

•	$13 million for the Digital restructuring plan primarily related to employee termination benefits; and

•	$11 million for other restructuring plans.

In 2011, the Company incurred restructuring charges and other related closures costs for $71 million relating primarily to:

•

$34 million for the manufacturing restructuring plan, corresponding primarily to lease contract termination costs recorded at cease-use date and one-time termination benefits to be paid to employees who rendered services until the complete closure of the Carrollton (Texas) and Phoenix (Arizona) fabs. This plan was substantially finalized in the second quarter of 2011;

•	$26 million for the ST-Ericsson cost savings plan, consisting mainly in ongoing termination benefits accrued for involuntary leaves and benefits paid within voluntary leave arrangements;

•

$6 million for the ST-Ericsson restructuring plan composed of $3 million employee termination benefits and $3 million lease contract termination costs and other closure costs pursuant to the closure of certain locations; and

•	$5 million restructuring charges and other related closure costs related to other committed restructuring initiatives.

In 2010, the Company incurred restructuring charges and other related closure costs for $93 million relating primarily to:

•

$64 million for the ST-Ericsson restructuring plan composed of $59 million of ongoing termination benefits for involuntary leaves and benefits paid within voluntary leave arrangements, and lease contract termination costs totalling $5 million pursuant to the closure of certain locations;

•

$26 million for the manufacturing restructuring plan for closure costs and one-time termination benefits to be paid to employees who render services until the complete closure of the Carrollton and Phoenix fabs; and

•	$3 million restructuring charges and other related closure costs related to other committed restructuring initiatives.

Changes to the restructuring provisions recorded on the consolidated balance sheets from December 31, 2010 to December 31, 2012 are summarized as follows:

	ST-Ericsson April 2012 restructuring plan	ST-Ericsson cost savings plan	ST-Ericsson Restructuring plan	Digital restructuring plan	Manufacturing Restructuring plan	Other restructuring initiatives	Total
Provision as at December 31, 2010	—	—	60	—	57	19	136
Charges incurred in 2011	—	26	7	—	35	7	75
Adjustments for unused provisions	—	—	(1)	—	(1)	(2)	(4)
Amounts paid	—	(6)	(50)	—	(87)	(11)	(154)
Currency translation effect	—	(1)	1	—	—	—	—

Provision as at December 31, 2011	—	19	17	—	4	13	53
Charges incurred in 2012	73	22	1	13	2	11	122
Adjustments for unused provisions	(9)	(2)	—	—	—	(3)	(14)
Amounts paid	(25)	(28)	(12)	(1)	(3)	(4)	(73)
Currency translation effect	3	—	—	—	—	—	3

Provision as at December 31, 2012	42	11	6	12	3	17	91

An amount of $75 million is expected to be paid within twelve months, as detailed in Note 13.

The manufacturing restructuring plan, which was expected to result in pre-tax charges in the range of $270 to $300 million, resulted in a total charge of $313 million as of December 31, 2012. This plan was mainly completed in 2011.

The ST-Ericsson restructuring plan, which was expected to result in a total pre-tax charge in the range of $135 million to $155 million, resulted in a total charge of $171 million as of December 31, 2012. This plan was mainly completed in 2011.

The ST-Ericsson cost savings plan resulted in a total pre-tax charge of $46 million incurred as of December 31, 2012. The plan was substantially completed in 2012.

The ST-Ericsson April 2012 restructuring plan resulted in a total pre-tax charge of $64 million incurred as of December 31, 2012. This plan is expected to be completed in 2013.

The combined ST-Ericsson cost savings plan and the new ST-Ericsson restructuring plan released in April 2012 are expected to result in a total pre-tax charge in the range of $130 million to $150 million in addition to the $35 million already incurred for the ST-Ericsson cost savings plan before the announcement of the ST-Ericsson April 2012 restructuring plan.

The Digital restructuring plan is expected to result in a total pre-tax charge of $25 million to $30 million, of which $13 million have been incurred as of December 31, 2012. The plan is expected to be substantially completed in 2013.

In 2012, total amounts paid for restructuring and related closure costs amounted to $73 million. The total actual costs that the Company will incur may differ from these estimates based on the timing required to complete the restructuring plan, the number of people involved, the final agreed termination benefits and the costs associated with the transfer of equipment, products and processes.